Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Nov. 28, 2025	Mar. 04, 2026
Subsequent Events [Line Items]
Property purchase price	$ 1,284,000
2026 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Number of ordinary shares		1,450,000
Ordinary shares par value per share		$ 0.0001